Document and Entity Information	Jun. 23, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 23, 2025
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address Address Line 1	18 West 18th Street
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10011
City Area Code	212
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WGHTQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--01-03
Entity Central Index Key	0000105319
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	675 Avenue of the Americas
Entity Address Address Line 2	6th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010